Equity_Accumulated Other Comprehensive Income (Details) $ in Thousands	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Other Reserves Abstract [Abstract]
Remeasurements of net defined benefit liabilities	₩ (96,385,000,000)		₩ (121,055,000,000)
Exchange differences on translating foreign operations	(56,589,000,000)		53,138,000,000
Change in value of available-for-sale financial assets	694,321,000,000		601,620,000,000
Change in value of held-to-maturity financial assets	(78,000,000)		6,447,000,000
Shares of other comprehensive income of associates and joint ventures	1,069,000,000		(96,174,000,000)
Cash flow hedges	14,980,000,000		(6,075,000,000)
Hedges of net investments in foreign operations	(5,958,000,000)		(32,572,000,000)
Other comprehensive income of separate account	(13,692,000,000)		0
Total	₩ 537,668,000,000	$ 503,708	₩ 405,329,000,000	₩ 430,244,000,000